Summary of significant accounting policies, Income taxes (Details) SFr in Thousands	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Income taxes [Abstract]
Tax loss carryforward period	7 years
Deferred tax assets	SFr 0